Distribution Date:	10/18/24	Wells Fargo Commercial Mortgage Trust 2015-SG1
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-SG1
August 2024: Servicer-Initiaed Revision
The Distribution Date Statement and all relevant reports for August 2024 regarding Wells Fargo Commercial Mortgage Trust 2015-SG1 have been revised to include additional interest to classes C and D (94989QBB5 and 94989QBD1)

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989QAS9	1.568000%	30,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989QAT7	2.965000%	17,909,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989QAU4	3.715000%	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989QAV2	3.789000%	391,844,000.00	374,732,591.13	0.00	1,183,218.16	0.00	0.00	1,183,218.16	374,732,591.13	34.66%	30.00%
A-SB	94989QAW0	3.556000%	54,770,000.00	2,339,717.71	1,125,902.88	6,933.36	0.00	0.00	1,132,836.24	1,213,814.83	34.66%	30.00%
A-S	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00	27.50%	24.25%
B	94989QBA7	4.444967%	44,771,000.00	44,771,000.00	0.00	165,838.02	0.00	0.00	165,838.02	44,771,000.00	19.72%	18.00%
C	94989QBB5	4.444967%	33,130,000.00	33,130,000.00	0.00	122,718.14	0.00	0.00	122,718.14	33,130,000.00	13.96%	13.38%
D	94989QBD1	4.444967%	38,503,000.00	38,503,000.00	0.00	142,620.48	0.00	0.00	142,620.48	38,503,000.00	7.27%	8.00%
E	94989QAL4	3.277000%	17,908,000.00	17,908,000.00	0.00	98,305.15	0.00	0.00	98,305.15	17,908,000.00	4.16%	5.50%
F	94989QAN0	3.277000%	8,059,000.00	8,059,000.00	0.00	0.00	0.00	0.00	0.00	8,059,000.00	2.75%	4.38%
G	94989QAQ3	3.277000%	31,339,406.00	15,847,356.89	0.00	0.00	0.00	0.00	0.00	15,847,356.89	0.00%	0.00%
R	94989QBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989QBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			716,328,408.00	576,479,665.73	1,125,902.88	1,858,543.21	0.00	0.00	2,984,446.09	575,353,762.85

X-A	94989QAY6	0.631864%	542,618,000.00	418,261,308.84	0.00	220,236.75	0.00	0.00	220,236.75	417,135,405.96
X-E	94989QAA8	1.167967%	17,908,000.00	17,908,000.00	0.00	17,429.96	0.00	0.00	17,429.96	17,908,000.00
X-F	94989QAC4	1.167967%	8,059,000.00	8,059,000.00	0.00	7,843.87	0.00	0.00	7,843.87	8,059,000.00
X-G	94989QAE0	1.167967%	31,339,406.00	15,847,356.89	0.00	15,424.33	0.00	0.00	15,424.33	15,847,356.89
Notional SubTotal			599,924,406.00	460,075,665.73	0.00	260,934.91	0.00	0.00	260,934.91	458,949,762.85

Deal Distribution Total					1,125,902.88	2,119,478.12	0.00	0.00	3,245,381.00

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989QAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989QAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989QAV2	956.33106831	0.00000000	3.01961536	0.00000000	0.00000000	0.00000000	0.00000000	3.01961536	956.33106831
A-SB	94989QAW0	42.71896494	20.55692678	0.12659047	0.00000000	0.00000000	0.00000000	0.00000000	20.68351725	22.16203816
A-S	94989QAX8	1,000.00000000	0.00000000	3.37249994	0.00000000	0.00000000	0.00000000	0.00000000	3.37249994	1,000.00000000
B	94989QBA7	1,000.00000000	0.00000000	3.70413929	0.00000000	0.00000000	0.00000000	0.00000000	3.70413929	1,000.00000000
C	94989QBB5	1,000.00000000	0.00000000	3.70413945	0.00000000	0.00000000	0.00000000	0.00000000	3.70413945	1,000.00000000
D	94989QBD1	1,000.00000000	0.00000000	3.70413942	0.00000000	0.00000000	0.00000000	0.00000000	3.70413942	1,000.00000000
E	94989QAL4	1,000.00000000	0.00000000	5.48945443	(2.75862129)	2.70304501	0.00000000	0.00000000	5.48945443	1,000.00000000
F	94989QAN0	1,000.00000000	0.00000000	0.00000000	2.73083385	8.19250155	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989QAQ3	505.66870636	0.00000000	0.00000000	1.38089694	95.59755632	0.00000000	0.00000000	0.00000000	505.66870636
R	94989QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989QAY6	770.82092529	0.00000000	0.40587808	0.00000000	0.00000000	0.00000000	0.00000000	0.40587808	768.74597960
X-E	94989QAA8	1,000.00000000	0.00000000	0.97330579	0.00000000	0.00000000	0.00000000	0.00000000	0.97330579	1,000.00000000
X-F	94989QAC4	1,000.00000000	0.00000000	0.97330562	0.00000000	0.00000000	0.00000000	0.00000000	0.97330562	1,000.00000000
X-G	94989QAE0	505.66870636	0.00000000	0.49217046	0.00000000	0.00000000	0.00000000	0.00000000	0.49217046	505.66870636

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/24 - 09/30/24	30	0.00	1,183,218.16	0.00	1,183,218.16	0.00	0.00	0.00	1,183,218.16	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	6,933.36	0.00	6,933.36	0.00	0.00	0.00	6,933.36	0.00
X-A	09/01/24 - 09/30/24	30	0.00	220,236.75	0.00	220,236.75	0.00	0.00	0.00	220,236.75	0.00
X-E	09/01/24 - 09/30/24	30	0.00	17,429.96	0.00	17,429.96	0.00	0.00	0.00	17,429.96	0.00
X-F	09/01/24 - 09/30/24	30	0.00	7,843.87	0.00	7,843.87	0.00	0.00	0.00	7,843.87	0.00
X-G	09/01/24 - 09/30/24	30	0.00	15,424.33	0.00	15,424.33	0.00	0.00	0.00	15,424.33	0.00
A-S	09/01/24 - 09/30/24	30	0.00	138,909.90	0.00	138,909.90	0.00	0.00	0.00	138,909.90	0.00
B	09/01/24 - 09/30/24	30	0.00	165,838.02	0.00	165,838.02	0.00	0.00	0.00	165,838.02	0.00
C	09/01/24 - 09/30/24	30	0.00	122,718.14	0.00	122,718.14	0.00	0.00	0.00	122,718.14	0.00
D	09/01/24 - 09/30/24	30	0.00	142,620.48	0.00	142,620.48	0.00	0.00	0.00	142,620.48	0.00
E	09/01/24 - 09/30/24	30	97,807.52	48,903.76	0.00	48,903.76	(49,401.39)	0.00	0.00	98,305.15	48,406.13
F	09/01/24 - 09/30/24	30	44,015.58	22,007.79	0.00	22,007.79	22,007.79	0.00	0.00	0.00	66,023.37
G	09/01/24 - 09/30/24	30	2,952,694.14	43,276.49	0.00	43,276.49	43,276.49	0.00	0.00	0.00	2,995,970.63
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,094,517.24	2,135,361.01	0.00	2,135,361.01	15,882.89	0.00	0.00	2,119,478.12	3,110,400.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989QBA7	4.444967%	44,771,000.00	44,771,000.00	0.00	165,838.02	0.00	0.00	165,838.02	44,771,000.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989QBB5	4.444967%	33,130,000.00	33,130,000.00	0.00	122,718.14	0.00	0.00	122,718.14	33,130,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			119,090,003.00	119,090,000.00	0.00	427,466.06	0.00	0.00	427,466.06	119,090,000.00

Exchangeable Certificate Details
PEX	94989QBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,245,381.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,159,413.25	Master Servicing Fee	19,032.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,816.52
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	240.20
ARD Interest	0.00	Trust Advisor Fee	1,753.46
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,159,413.25	Total Fees	24,052.21

Principal		Expenses/Reimbursements
Scheduled Principal	1,125,902.88	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,499.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	383.48
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,125,902.88	Total Expenses/Reimbursements	15,882.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,119,478.12
Excess Liquidation Proceeds	0.00	Principal Distribution	1,125,902.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,245,381.00
Total Funds Collected	3,285,316.13	Total Funds Distributed	3,285,316.10

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	576,479,665.73	576,479,665.73	Beginning Certificate Balance	576,479,665.73
(-) Scheduled Principal Collections	1,125,902.88	1,125,902.88	(-) Principal Distributions	1,125,902.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	575,353,762.85	575,353,762.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	576,506,485.66	576,506,485.66	Ending Certificate Balance	575,353,762.85
Ending Actual Collateral Balance	575,461,369.13	575,461,369.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP	Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP
2,000,000 or less	3	4,166,526.20	0.72%	9	4.5731	2.202633	1.30 or less	11	129,900,016.02	22.58%	8	4.5684	0.923086
2,000,001 to 3,000,000	4	9,892,203.84	1.72%	9	4.5267	2.418020	1.31 to 1.40	3	48,304,588.47	8.40%	9	4.4512	1.326679
3,000,001 to 4,000,000	2	7,545,129.65	1.31%	7	4.2705	1.275650	1.41 to 1.50	4	46,745,650.16	8.12%	9	4.5327	1.482968
4,000,001 to 5,000,000	7	31,679,322.75	5.51%	8	4.7251	2.197156	1.51 to 1.60	4	24,883,025.31	4.32%	8	4.6238	1.568218
5,000,001 to 6,000,000	9	48,480,502.62	8.43%	9	4.7679	2.170822	1.61 to 1.70	2	34,083,619.00	5.92%	9	4.4221	1.673058
6,000,001 to 7,000,000	2	13,069,988.63	2.27%	9	4.4976	1.542152	1.71 to 1.80	2	9,485,889.34	1.65%	10	4.5847	1.776589
7,000,001 to 8,000,000	4	29,883,200.17	5.19%	10	4.4398	1.961809	1.81 to 1.90	1	33,619,978.02	5.84%	10	4.6200	1.823100
8,000,001 to 9,000,000	1	8,125,000.00	1.41%	8	3.9600	2.380400	1.91 to 2.00	4	50,443,486.72	8.77%	9	4.4234	1.947872
9,000,001 to 10,000,000	3	28,800,939.80	5.01%	9	4.3776	2.548325	2.01 to 2.25	4	22,927,263.19	3.98%	8	4.0578	2.153379
10,000,001 to 15,000,000	8	99,001,615.55	17.21%	9	4.3704	1.682834	2.26 to 2.50	4	19,611,036.67	3.41%	9	4.5746	2.377953
15,000,001 to 20,000,000	5	81,593,136.79	14.18%	8	4.4545	1.297688	2.51 or greater	13	84,144,505.05	14.62%	9	4.4428	2.979897
20,000,001 to 30,000,000	1	28,016,597.43	4.87%	9	4.4210	1.947600	Totals	65	575,353,762.85	100.00%	9	4.4949	1.728999
30,000,001 to 50,000,000	3	113,894,894.52	19.80%	10	4.5484	1.372984
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	65	575,353,762.85	100.00%	9	4.4949	1.728999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP
							Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP
Arizona	1	2,157,856.54	0.38%	2	4.8000	1.576000
							Industrial	4	16,483,463.11	2.86%	9	4.4970	1.687000
California	6	51,368,034.97	8.93%	9	4.1725	2.039893
							Lodging	13	123,429,325.02	21.45%	8	4.6962	1.610322
Delaware	1	12,269,028.86	2.13%	8	3.8300	2.084100
							Mixed Use	2	21,050,000.00	3.66%	8	4.1020	1.025348
Florida	4	48,493,910.19	8.43%	9	4.5307	1.607644
							Multi-Family	6	28,367,327.38	4.93%	9	4.5663	3.481894
Georgia	6	36,845,590.32	6.40%	10	4.8826	2.710754
							Office	10	107,662,074.93	18.71%	9	4.4794	1.754417
Hawaii	1	11,928,325.25	2.07%	10	4.7490	1.539200
							Other	1	6,350,000.00	1.10%	7	4.2200	1.602000
Illinois	1	5,775,597.80	1.00%	7	4.4600	0.911100
							Retail	18	187,957,266.41	32.67%	9	4.4253	1.501588
Indiana	1	14,362,212.09	2.50%	9	4.4900	1.509800
							Self Storage	2	12,849,600.92	2.23%	9	4.2148	2.981984
Louisiana	1	2,424,926.92	0.42%	10	4.5400	1.785000
							Totals	69	575,353,762.85	100.00%	9	4.4949	1.728999
Michigan	2	10,067,330.42	1.75%	9	4.5178	3.338073

Minnesota	1	9,230,000.00	1.60%	8	4.1380	2.556700

Mississippi	1	4,208,216.40	0.73%	9	5.0200	2.382800

Nevada	3	47,440,017.57	8.25%	10	4.6679	1.188483

New Mexico	1	7,157,742.18	1.24%	9	4.5300	0.378900

North Carolina	1	1,662,263.97	0.29%	9	4.5700	2.005100

North Dakota	1	10,146,447.12	1.76%	9	4.4970	1.451300

Ohio	9	40,961,728.59	7.12%	9	4.5692	1.667338

Pennsylvania	1	28,016,597.43	4.87%	9	4.4210	1.947600

Texas	6	39,619,449.43	6.89%	6	4.6089	1.671881

Utah	1	5,856,792.37	1.02%	10	5.1300	2.343600

Virginia	3	78,481,421.42	13.64%	9	4.3732	1.311364

Washington	1	8,125,000.00	1.41%	8	3.9600	2.380400

Wisconsin	3	27,550,567.93	4.79%	9	4.5184	1.300614

Totals	69	575,353,762.85	100.00%	9	4.4949	1.728999

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP	Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	20,394,028.86	3.54%	8	3.8818	2.202146	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	68,018,374.07	11.82%	8	4.1579	2.010505	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	19	213,842,324.93	37.17%	9	4.4115	1.685332	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	141,365,995.28	24.57%	10	4.6445	1.683399	49 months or greater	52	504,149,057.95	87.62%	9	4.4920	1.730662
	4.751% to 5.000%	6	40,539,192.86	7.05%	6	4.8496	1.142670	Totals	65	575,353,762.85	100.00%	9	4.4949	1.728999
	5.001% to 5.250%	2	10,065,008.77	1.75%	10	5.0840	2.359990
	5.251% to 5.500%	1	5,035,020.88	0.88%	10	5.5000	1.382600
	5.501% or greater	1	4,889,112.30	0.85%	10	5.5740	3.158300
	Totals	65	575,353,762.85	100.00%	9	4.4949	1.728999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP	Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP
	60 months or less	52	504,149,057.95	87.62%	9	4.4920	1.730662	Interest Only	8	59,320,000.00	10.31%	8	4.1850	1.865791
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	32,112,916.87	5.58%	8	4.9020	1.786279
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	37	412,716,141.08	71.73%	9	4.5042	1.706912
	Totals	65	575,353,762.85	100.00%	9	4.4949	1.728999	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	575,353,762.85	100.00%	9	4.4949	1.728999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	71,204,704.90	12.38%	8	4.5155	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	17,600,155.89	3.06%	9	4.3520	1.660000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	475,626,913.36	82.67%	9	4.4859	1.753008	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	10,921,988.70	1.90%	8	4.9834	0.871380	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	575,353,762.85	100.00%	9	4.4949	1.728999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304430001	RT	Newport News	VA	Actual/360	4.352%	143,815.17	95,688.96	0.00	N/A	07/05/25	--	39,654,917.45	39,559,228.49	10/05/24
1A	304430002				Actual/360	4.352%	63,984.30	42,572.63	0.00	N/A	07/05/25	--	17,642,728.52	17,600,155.89	10/05/24
2	310928804	RT	Las Vegas	NV	Actual/360	4.680%	159,109.03	81,498.89	0.00	N/A	08/11/25	--	40,797,186.90	40,715,688.01	09/11/24
3	304430003	OF	Naples	FL	Actual/360	4.620%	129,698.23	67,873.37	0.00	N/A	08/01/25	--	33,687,851.39	33,619,978.02	10/01/24
4	303161013	LO	Harrisburg	PA	Actual/360	4.421%	103,419.38	54,711.30	0.00	N/A	07/01/25	--	28,071,308.73	28,016,597.43	10/01/24
5	304430005	IN	Various	OH	Actual/360	4.497%	61,918.42	39,129.74	0.00	N/A	07/10/25	--	16,522,592.85	16,483,463.11	10/10/24
6	304430006	LO	Irving	TX	Actual/360	4.823%	65,594.18	29,180.38	0.00	N/A	01/05/25	--	16,321,695.85	16,292,515.47	10/05/24
7	303161017	LO	Green Bay	WI	Actual/360	4.497%	58,248.67	26,338.01	0.00	N/A	07/01/25	--	15,543,340.33	15,517,002.32	10/01/24
8	303161008	OF	Richmond	VA	Actual/360	4.278%	52,160.69	29,280.09	0.00	N/A	06/01/25	--	14,631,328.68	14,602,048.59	10/01/24
9	303161020	OF	Indianapolis	IN	Actual/360	4.490%	53,842.50	27,764.72	0.00	N/A	07/01/25	--	14,389,976.81	14,362,212.09	10/01/24
10	303161021	OF	Menlo Park	CA	Actual/360	4.192%	51,892.45	26,275.61	0.00	N/A	08/01/25	--	14,854,709.66	14,828,434.05	10/01/24
11	303161012	MU	San Francisco	CA	Actual/360	4.101%	53,654.75	0.00	0.00	N/A	06/01/25	--	15,700,000.00	15,700,000.00	10/01/24
12	416000207	RT	Jacinto City	TX	Actual/360	4.700%	46,776.61	27,388.60	0.00	N/A	08/01/25	05/01/25	11,942,963.31	11,915,574.71	10/01/24
13	304430013	RT	New Castle Hundred	DE	Actual/360	3.830%	39,242.37	26,230.98	0.00	N/A	06/01/25	--	12,295,259.84	12,269,028.86	10/01/24
14	304430014	MF	Yuma	AZ	Actual/360	4.710%	43,683.36	25,635.05	0.00	N/A	07/01/25	02/01/25	11,129,518.48	11,103,883.43	10/01/24
15	303161024	RT	Honolulu	HI	Actual/360	4.749%	47,293.72	22,077.36	0.00	N/A	08/01/25	--	11,950,402.61	11,928,325.25	10/01/24
16	303161022	LO	Hapeville	GA	Actual/360	4.540%	40,876.53	25,301.89	0.00	N/A	08/01/25	--	10,804,369.83	10,779,067.94	10/01/24
17	303161007	RT	Dallas	TX	Actual/360	4.280%	35,702.64	24,528.49	0.00	N/A	06/01/25	--	10,010,085.87	9,985,557.38	10/01/24
18	416000205	MF	Atlanta	GA	Actual/360	4.710%	37,708.99	22,003.50	0.00	N/A	08/01/25	--	9,607,385.92	9,585,382.42	10/01/24
20	303161016	LO	Grand Forks	ND	Actual/360	4.497%	38,088.35	17,222.22	0.00	N/A	07/01/25	--	10,163,669.34	10,146,447.12	10/01/24
21	303161015	LO	Kimberly	WI	Actual/360	4.497%	37,861.63	17,119.71	0.00	N/A	07/01/25	--	10,103,171.36	10,086,051.65	10/01/24
23	304430023	SS	San Luis Obispo	CA	Actual/360	4.230%	28,143.45	19,461.22	0.00	N/A	08/01/25	--	7,983,956.79	7,964,495.57	10/01/24
24	440000460	SS	Fort Worth	TX	Actual/360	4.566%	29,729.04	19,034.64	0.00	N/A	01/01/25	--	7,813,152.19	7,794,117.55	10/01/24
25	303161010	OF	Edina	MN	Actual/360	4.138%	31,828.12	0.00	0.00	N/A	06/01/25	--	9,230,000.00	9,230,000.00	10/01/24
26	304430026	LO	Various	OH	Actual/360	5.000%	24,655.22	34,740.80	0.00	N/A	04/01/25	--	5,917,253.31	5,882,512.51	10/01/24
27	304430027	OF	Beachwood	OH	Actual/360	4.600%	27,130.06	16,444.71	0.00	N/A	08/05/25	--	7,077,407.13	7,060,962.42	09/05/24
28	303161009	RT	University Place	WA	Actual/360	3.960%	26,812.50	0.00	0.00	N/A	06/01/25	--	8,125,000.00	8,125,000.00	10/01/24
29	416000203	LO	Troutville	VA	Actual/360	4.760%	26,716.74	15,324.41	0.00	N/A	08/01/25	--	6,735,313.04	6,719,988.63	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	304430030	SS	Folsom	CA	Actual/360	4.040%	26,933.33	0.00	0.00	N/A	06/01/25	--	8,000,000.00	8,000,000.00	10/01/24
31	304430031	LO	Tampa	FL	Actual/360	4.590%	19,926.82	31,074.61	0.00	N/A	05/01/25	--	5,209,626.27	5,178,551.66	10/01/24
32	600928679	RT	Las Cruces	NM	Actual/360	4.530%	27,066.10	12,086.04	0.00	N/A	07/11/25	--	7,169,828.22	7,157,742.18	10/11/24
33	416000201	RT	Chillicothe	OH	Actual/360	4.426%	28,400.17	0.00	0.00	N/A	08/01/25	--	7,700,000.00	7,700,000.00	10/01/24
36	416000177	LO	Salt Lake City	UT	Actual/360	5.130%	25,092.13	12,711.60	0.00	N/A	08/01/25	--	5,869,503.97	5,856,792.37	10/01/24
37	304430037	RT	St. Charles	IL	Actual/360	4.460%	21,511.04	12,126.53	0.00	N/A	05/01/25	--	5,787,724.33	5,775,597.80	10/01/24
38	304430038	LO	Cordele	GA	Actual/360	5.500%	23,151.20	16,150.40	0.00	N/A	08/01/25	--	5,051,171.28	5,035,020.88	10/01/24
39	416000206	MF	Atlanta	GA	Actual/360	4.710%	21,530.48	11,700.82	0.00	N/A	08/01/25	--	5,485,473.27	5,473,772.45	10/01/24
40	303161001	98	Miami	FL	Actual/360	4.220%	22,330.83	0.00	0.00	N/A	05/01/25	--	6,350,000.00	6,350,000.00	10/01/24
41	304430041	LO	Savannah	GA	Actual/360	5.574%	22,782.23	15,565.67	0.00	N/A	08/05/25	--	4,904,677.97	4,889,112.30	10/05/24
42	610929590	MF	El Paso	TX	Actual/360	4.330%	16,488.42	16,612.96	0.00	N/A	06/11/25	--	4,569,538.09	4,552,925.13	10/11/24
43	304430043	OF	Austin	TX	Actual/360	4.964%	20,892.90	11,184.52	0.00	N/A	08/05/25	--	5,050,660.71	5,039,476.19	10/05/24
44	304430044	SS	Marina	CA	Actual/360	4.190%	17,099.78	12,206.24	0.00	N/A	05/01/25	--	4,897,311.59	4,885,105.35	10/01/24
45	416000208	RT	Wayland	MI	Actual/360	4.575%	19,331.93	9,612.02	0.00	N/A	08/01/25	--	5,070,670.32	5,061,058.30	10/01/24
46	416000199	OF	Sebring	FL	Actual/360	4.660%	18,730.31	9,662.69	0.00	N/A	08/01/25	--	4,823,255.76	4,813,593.07	09/01/24
47	304430047	LO	Pearl	MS	Actual/360	5.020%	17,664.02	14,259.68	0.00	N/A	07/01/25	--	4,222,476.08	4,208,216.40	10/01/24
48	304430048	MF	Rochester Hills	MI	Actual/360	4.460%	18,638.59	8,594.22	0.00	N/A	06/01/25	--	5,014,866.34	5,006,272.12	10/01/24
49	303161011	MU	San Diego	CA	Actual/360	4.105%	18,301.46	0.00	0.00	N/A	06/01/25	--	5,350,000.00	5,350,000.00	10/01/24
51	303161002	RT	Creve Coeur	MO	Actual/360	4.220%	17,935.00	0.00	0.00	N/A	05/01/25	02/01/25	5,100,000.00	5,100,000.00	10/01/24
53	304430053	RT	Powell	OH	Actual/360	4.450%	14,272.34	13,930.57	0.00	N/A	05/01/25	--	3,848,721.12	3,834,790.55	10/01/24
54	303161006	RT	Fort Lauderdale	FL	Actual/360	4.085%	12,678.10	13,948.97	0.00	N/A	05/01/25	--	3,724,288.07	3,710,339.10	10/01/24
56	440000455	OF	Various	Various	Actual/360	4.800%	16,449.08	6,898.53	0.00	12/01/24	12/01/44	--	4,112,269.03	4,105,370.50	10/01/24
57	304430057	SS	Wilmington	NC	Actual/360	4.410%	15,006.49	7,052.99	0.00	N/A	06/01/25	--	4,083,397.50	4,076,344.51	10/01/24
58	304430058	SS	Wilmington	NC	Actual/360	4.460%	15,014.42	6,923.12	0.00	N/A	06/01/25	--	4,039,753.52	4,032,830.40	10/01/24
59	303161014	RT	Las Vegas	NV	Actual/360	4.495%	15,826.15	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	10/01/24
61	440000458	OF	San Diego	CA	Actual/360	4.560%	14,820.00	0.00	0.00	N/A	01/01/25	--	3,900,000.00	3,900,000.00	10/01/24
62	304430062	RT	Cary	NC	Actual/360	4.460%	11,858.65	7,592.64	0.00	N/A	07/05/25	--	3,190,668.40	3,183,075.76	10/05/24
63	303161005	SS	Sugar Hill	GA	Actual/360	4.282%	10,253.88	7,079.03	0.00	N/A	05/01/25	--	2,873,578.19	2,866,499.16	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	303161004	SS	Cumming	GA	Actual/360	4.282%	9,494.34	6,554.65	0.00	N/A	05/01/25	--	2,660,720.55	2,654,165.90	10/01/24
65	303161019	RT	Reno	NV	Actual/360	4.763%	9,943.00	5,729.94	0.00	N/A	07/01/25	--	2,505,059.50	2,499,329.56	10/01/24
66	610929588	MF	El Paso	TX	Actual/360	4.380%	8,517.61	5,645.49	0.00	N/A	06/11/25	--	2,333,592.85	2,327,947.36	10/11/24
67	416000204	RT	Sulphur	LA	Actual/360	4.540%	9,191.82	4,629.29	0.00	N/A	08/01/25	--	2,429,556.21	2,424,926.92	10/01/24
68	303161018	RT	San Diego	CA	Actual/360	4.420%	9,724.00	0.00	0.00	N/A	07/01/25	--	2,640,000.00	2,640,000.00	10/01/24
69	410929061	RT	Apex	NC	Actual/360	4.570%	6,343.40	3,397.93	0.00	N/A	07/11/25	--	1,665,661.90	1,662,263.97	10/11/24
70	304430070	IN	Palmer	MA	Actual/360	6.031%	7,055.84	4,252.62	0.00	N/A	08/05/25	06/05/25	1,403,914.44	1,399,661.82	10/05/24
71	610929597	MF	El Paso	TX	Actual/360	4.480%	5,317.87	3,401.96	0.00	N/A	06/11/25	--	1,424,429.86	1,421,027.90	10/11/24
72	410929969	RT	Sandy Springs	GA	Actual/360	4.700%	4,252.42	2,489.87	0.00	N/A	08/11/25	--	1,085,724.20	1,083,234.33	10/11/24
Totals							2,159,413.25	1,125,902.88	0.00				576,479,665.73	575,353,762.85
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,606,339.00	2,148,147.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,646,439.00	806,066.75	01/01/24	03/31/24	06/11/24	0.00	989,749.29	239,927.97	239,927.97	0.00	0.00
3	4,059,907.00	2,181,328.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,979,998.51	5,065,554.84	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,325,275.89	1,124,868.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	360,027.07	281,780.13	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,055,217.35	1,751,597.27	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,088,263.28	340,811.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,773,294.26	939,161.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,886,349.48	1,247,894.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	584,734.72	242,876.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,830,534.00	874,425.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,234,626.20	661,654.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,087,507.45	1,746,833.53	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,510,469.82	788,341.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,115,380.42	1,151,651.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,110,463.83	1,121,585.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	2,220.41	0.00
21	973,675.24	777,977.37	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,708,218.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,259,171.15	565,540.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,015,298.24	713,617.00	01/01/23	09/30/23	03/11/24	0.00	0.00	0.00	0.00	0.00	0.00
27	1,058,020.86	0.00	--	--	--	0.00	0.00	43,456.81	43,456.81	0.00	0.00
28	743,485.05	389,337.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	925,665.88	843,494.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	542,208.00	124,911.51	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	960,526.96	482,714.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,302,271.57	1,266,911.14	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	705,154.00	227,113.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	695,234.15	359,681.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,644,123.22	897,529.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	436,455.00	218,227.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,643,250.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	949,427.45	813,269.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	302,813.00	352,552.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,033,952.00	534,374.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	777,334.49	502,991.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	148,802.85	0.00	--	--	--	0.00	0.00	28,312.61	28,312.61	0.00	0.00
47	861,935.00	485,960.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,320,878.00	677,042.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	753,250.09	266,175.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	492,910.00	238,384.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	555,378.07	228,688.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	458,111.16	229,358.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	585,983.20	237,519.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	315,297.84	160,623.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	597,608.88	338,277.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	339,132.00	160,359.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	253,208.00	158,874.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	277,094.19	126,684.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	282,394.60	136,342.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	223,728.25	92,032.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	69,396,823.76	35,081,142.86				0.00	989,749.29	311,697.39	311,697.39	2,220.41	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	0	0.00	1	40,715,688.01	0	0.00	0	0.00	0	0.00	0	0.00	4.494914%	4.392690%	9
09/17/24	0	0.00	0	0.00	0	0.00	1	40,797,186.90	0	0.00	0	0.00	0	0.00	1	5,823,101.30	4.495034%	4.392782%	10
08/16/24	0	0.00	0	0.00	0	0.00	1	40,873,076.32	1	0.00	0	0.00	0	0.00	1	669,998.86	4.495896%	4.393436%	11
07/17/24	0	0.00	0	0.00	1	9,523,745.58	1	40,948,661.14	1	9,523,745.58	1	17,723,155.78	0	0.00	0	0.00	4.502003%	4.396663%	12
06/17/24	0	0.00	0	0.00	1	9,523,745.58	1	41,029,254.97	1	9,523,745.58	0	0.00	0	0.00	0	0.00	4.502106%	4.396746%	13
05/17/24	0	0.00	0	0.00	1	9,523,745.58	1	41,104,212.91	1	9,523,745.58	0	0.00	0	0.00	0	0.00	4.502202%	4.396822%	14
04/17/24	0	0.00	0	0.00	1	9,544,512.56	1	41,184,202.44	1	9,544,512.56	1	40,113,932.40	0	0.00	0	0.00	4.502317%	4.396910%	15
03/15/24	0	0.00	0	0.00	1	9,563,907.04	1	41,258,538.45	1	9,563,907.04	0	0.00	0	0.00	0	0.00	4.502423%	4.403878%	16
02/16/24	0	0.00	0	0.00	1	9,585,803.19	1	41,343,282.20	1	9,585,803.19	0	0.00	0	0.00	0	0.00	4.502543%	4.403969%	17
01/18/24	0	0.00	0	0.00	1	9,605,025.24	1	41,416,979.69	1	9,605,025.24	0	0.00	0	0.00	0	0.00	4.502647%	4.428338%	18
12/15/23	0	0.00	0	0.00	1	9,624,167.02	1	41,490,381.37	1	9,624,167.02	0	0.00	0	0.00	0	0.00	4.502750%	4.428425%	19
11/17/23	0	0.00	0	0.00	1	9,644,528.10	1	41,568,870.69	1	9,644,528.10	0	0.00	0	0.00	0	0.00	4.502860%	4.428518%	20
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
2	310928804	09/11/24	0	A	239,927.97	239,927.97	197.17		40,797,186.90	06/01/20	13		07/01/21
27	304430027	09/05/24	0	B	43,456.81	43,456.81	0.00		7,077,407.13
46	416000199	09/01/24	0	B	28,312.61	28,312.61	0.00		4,823,255.76
Totals					311,697.39	311,697.39	197.17		52,697,849.79
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		50,073,029	50,073,029		0	0
7 - 12 Months		521,175,363	480,459,675		0	40,715,688
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		4,105,371	4,105,371		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	575,353,763	575,353,763	0	0	0	0
Sep-24	576,479,666	576,479,666	0	0	0	0
Aug-24	583,373,778	583,373,778	0	0	0	0
Jul-24	593,964,328	584,440,582	0	0	0	9,523,746
Jun-24	595,091,355	585,567,609	0	0	0	9,523,746
May-24	596,149,542	586,625,796	0	0	0	9,523,746
Apr-24	597,289,028	587,744,515	0	0	0	9,544,513
Mar-24	598,358,059	588,794,151	0	0	0	9,563,907
Feb-24	599,555,409	589,969,606	0	0	0	9,585,803
Jan-24	600,615,527	591,010,502	0	0	0	9,605,025
Dec-23	601,671,477	592,047,310	0	0	0	9,624,167
Nov-23	602,789,947	593,145,419	0	0	0	9,644,528
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304430001	39,559,228.49	39,559,228.49	64,200,000.00	05/31/24	1,897,377.50	1.32030	03/31/24	07/05/25	248
1A	304430002	17,600,155.89	17,600,155.89	64,200,000.00	05/31/24		1.66000	--	07/05/25	248
2	310928804	40,715,688.01	40,797,186.90	57,000,000.00	04/10/24	759,786.25	1.05250	03/31/24	08/11/25	249
6	304430006	16,292,515.47	16,292,515.47	21,000,000.00	09/01/20	281,780.13	1.00250	03/31/24	01/05/25	249
26	304430026	5,882,512.51	5,882,512.51	11,700,000.00	02/09/24	628,482.00	0.58780	09/30/23	04/01/25	125
Totals		120,050,100.37	120,131,599.26	218,100,000.00		3,567,425.88

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304430001	RT	VA	01/19/24	1

Loan transferred to Special Servicing following the Bankruptcy of the Guarantor. Borrower has executed PNL and discussions are ongoing. Borrower has made proposal to have Guarantor exit bankruptcy with new structure. Having resolved

	through forbearance the default, Lender is determining final conditions to a proposed modification. Draft modification docs were finalized and sent out for signature; closing set for 9/30/2024.

1A	304430002	Various	Various	01/19/24	1

Loan transferred to Special Servicing following the Bankruptcy of the Guarantor. Borrower has executed PNL and discussions are ongoing. Borrower has made proposal to have Guarantor exit bankruptcy with new structure. Having resolved

	through forbearance the default, Lender is determining final conditions to a proposed modification. Draft modification docs were finalized and sent out for signature; closing set for 9/30/2024.

2	310928804	RT	NV	06/01/20	13
	including the non-collateral former Von's space which is estimated to be back-filled by January 2025.

6	304430006	LO	TX	03/22/24	1

Loan recently transferred for Non-Monetary Default on 3/27/2024. Discussions with the Borrower are ongoing, Lender will inspect property prior to completion of renovation due to 2021 casualty event. Borrower intends to bring loan into full

	compliance subject to a proposed forbearance; terms have been agreed upon and documents are under review.

26	304430026	LO	OH	06/18/20	9

Borrower and Special Servicer entered into a Forbearance Agreement on June 25, 2021, effective April 1, 2021 that provided for a 12-month principal and reserve deferral expiring 4/1/2023. Borrower remains current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304430001	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
1A	304430002	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
2	310928804	0.00	4.68000%	0.00	4.68000%	8	09/30/22	09/30/22	--
26	304430026	7,546,589.99	5.00000%	7,546,589.99 5.00000%		10	06/28/21	04/01/21	--
Totals		7,546,589.99		7,546,589.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	416000209	08/16/24	9,523,745.58	5,900,000.00	3,006,650.65	2,336,651.74	3,006,650.65	669,998.91	8,853,746.72	0.00	0.00	8,853,746.72	78.69%
22	304430022	02/18/20	9,506,659.05	8,500,000.00	6,636,156.26	1,755,028.88	6,636,156.26	4,881,127.38	4,625,531.67	0.00	380,715.25	4,244,816.42	40.42%
50	304430050	08/17/21	4,484,219.51	3,300,000.00	5,010,253.74	878,026.83	5,010,253.74	4,132,226.91	351,992.60	0.00	112,985.39	239,007.21	4.66%
52	303161003	10/18/19	5,100,000.00	4,300,000.00	3,948,333.11	1,082,364.71	3,948,333.11	2,865,968.40	2,234,031.60	0.00	100,001.71	2,134,029.89	41.84%
60	304120001	10/18/19	4,070,000.00	322,000,000.00	4,085,906.72	56,766.48	4,085,906.72	4,029,140.24	40,859.76	0.00	20,467.87	20,391.89	0.50%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			32,684,624.14	344,000,000.00	22,687,300.48	6,108,838.64	22,687,300.48	16,578,461.84	16,106,162.35	0.00	614,170.22	15,491,992.13

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	416000209	08/16/24	0.00	0.00	8,853,746.72	0.00	0.00	8,853,746.72	0.00	0.00	8,853,746.72
22	304430022	05/17/24	0.00	0.00	4,244,816.42	0.00	0.00	288.92	0.00	0.00	4,244,816.42
		07/17/23	0.00	0.00	4,244,527.50	0.00	0.00	(1,090.98)	0.00	0.00
		04/17/23	0.00	0.00	4,245,618.48	0.00	0.00	(9,090.35)	0.00	0.00
		10/17/22	0.00	0.00	4,254,708.83	0.00	0.00	197.39	0.00	0.00
		12/17/21	0.00	0.00	4,254,511.44	0.00	0.00	(113,930.20)	0.00	0.00
		05/15/20	0.00	0.00	4,368,441.64	0.00	0.00	(257,090.03)	0.00	0.00
		02/18/20	0.00	0.00	4,625,531.67	0.00	0.00	4,625,531.67	0.00	0.00
50	304430050	05/17/23	0.00	0.00	239,007.21	0.00	0.00	(112,985.39)	0.00	0.00	239,007.21
		08/17/21	0.00	0.00	351,992.60	0.00	0.00	351,992.60	0.00	0.00
52	303161003	07/17/23	0.00	0.00	2,134,029.89	0.00	0.00	(113.00)	0.00	0.00	2,134,029.89
		09/16/22	0.00	0.00	2,134,142.89	0.00	0.00	4.41	0.00	0.00
		04/18/22	0.00	0.00	2,134,138.48	0.00	0.00	338.38	0.00	0.00
		08/17/21	0.00	0.00	2,133,800.10	0.00	0.00	166.18	0.00	0.00
		01/15/21	0.00	0.00	2,133,633.92	0.00	0.00	2,108.00	0.00	0.00
		05/15/20	0.00	0.00	2,131,525.92	0.00	0.00	(1,904.95)	0.00	0.00
		12/17/19	0.00	0.00	2,133,430.87	0.00	0.00	(100,600.73)	0.00	0.00
		10/18/19	0.00	0.00	2,234,031.60	0.00	0.00	2,234,031.60	0.00	0.00
60	304120001	11/18/21	0.00	0.00	20,391.89	0.00	0.00	(60.45)	0.00	0.00	20,449.31
		02/18/20	0.00	0.00	20,452.34	0.00	(57.42)	(20,350.00)	0.00	0.00
		10/18/19	0.00	0.00	40,859.76	0.00	0.00	40,859.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,491,992.13	0.00	(57.42)	15,492,049.55	0.00	0.00	15,492,049.55

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	8,499.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	383.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,499.41	0.00	383.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,882.89

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31